Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid VAT	63,802	59,695
Receivables from third-party payment platforms (1)	5,122	17,056
Inventories	—	15,662
Prepayments to suppliers(2)	13,412	9,896
Interest receivables	676	1,286
Deposits (3)	305	287
Prepaid rental expenses (4)	294	196
Receivables for disposal of property and equipment	610	—
Others	4,211	2,851
Subtotal	88,432	106,929
Less: allowance for credit loss	(5,919)	(5,794)
Total	82,513	101,135

(1)
Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms. The Group subsequently collected the full balance from third-party payment platforms.

(2)
Prepayments to suppliers mainly consisted of prepayments for goods and services procurement related to service delivery, and prepaid operating expenses. The nature of such prepayments was generally short-term.

(3)
Deposits mainly consisted of property management deposits and rental deposits, which are refundable within one year.

(4)
The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.